Share-based Compensation Expense - Share-based Compensation Allocation (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	$ 2,416	$ 2,340
Research and development
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	1,681	1,384
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	727	956
Capitalized
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation	$ 8	$ 0